Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents) (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents		$ 268	$ 120	$ 261		$ 607
Restricted cash and equivalents	[1]	123	65	61		25
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		391	185	322		632
Virginia Electric and Power Company
Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents		29	14	11		18
Restricted cash and equivalents	[1]	9	10
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		38	24	11		18
Dominion Energy Gas Holdings, LLC
Cash, Cash Equivalents and Restricted Cash [Line Items]
Cash and cash equivalents		99	15	76	[2]	57	[2]
Restricted cash and equivalents	[1]	90	39	45		14
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		$ 198	$ 57	$ 121		$ 71

[1]	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets. [TBU – confirm not separate line in BS any period]
[2]	At December 31, 2015, 2016, 2017 and 2018, Dominion Energy Gas had $5 million, $14 million, $3 million and $9 million of cash and cash equivalents included in current assets of discontinued operations, respectively.